Consolidated Statements of Financial Position (Parentheticals) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2024 ₪ / shares shares
Supplementary Financial Statement Information [Abstract]
Net of allowances for credit losses | $	$ 14,942	$ 18,106
Ordinary shares, par value (in New Shekels per share) | ₪ / shares			₪ 1	₪ 1
Ordinary shares, authorized (in Shares)			25,000,000	25,000,000
Ordinary shares, issued (in Shares)			15,901,287	15,901,287
Ordinary shares, outstanding (in Shares)			15,332,667	15,332,667
Treasury shares (in Shares)			568,620	568,620